Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep. 23, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Sep. 28, 2016
Reinhart Mid Cap PMV Fund | Investor Class
Prospectus:
Trading Symbol	RPMMX
Reinhart Mid Cap PMV Fund | Advisor Class
Prospectus:
Trading Symbol	RPMVX